SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value added taxes, Revenue recognition (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenue recognition
Cost of revenues	¥ 3,464,294,613	$ 495,387,541	¥ 2,789,533,350	¥ 2,081,010,633
Free service period	1 year	1 year
Transaction price allocated to remaining performance obligations	¥ 281,062,668
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue recognition
Transaction price allocated to remaining performance obligations	¥ 257,746,493
Period over which remaining performance obligation is expected to be recognized as revenue	12 months
Shipping costs
Revenue recognition
Cost of revenues	¥ 74,501,053		¥ 70,938,685	¥ 52,541,201
Minimum
Revenue recognition
Return and refund policy term (in days)	7 days	7 days
Maximum
Revenue recognition
Return and refund policy term (in days)	30 days	30 days